Investments - Schedule of Amounts Recorded in Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		$ 11	$ 6
Other comprehensive income, Net	[1]	(14)	3
Quoted Debt Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		(17)	4	$ 1
Other comprehensive income, Tax		3	0
Other comprehensive income, Net		(14)	4	1
Certificates of Deposit
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross			(1)	(1)
Other comprehensive income, Net			(1)	(1)
Unquoted Equity and Preference Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		19	(4)	9
Other comprehensive income, Tax		(3)	(1)	1
Other comprehensive income, Net		$ 16	$ (5)	$ 10

[1]	net of taxes